INTEREST INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of interest income [Abstract]
Bank interests	$ 2,363	$ 1,776	$ 201
Other interests	435	452	0
Interest income	$ 2,798	$ 2,228	$ 201